Share-Based Compensation - Schedule of Share-Based Compensation Expenses Related to Restricted Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	$ 588	$ 26,065
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	398	17,617
Selling and marketing expenses [Member]
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	135	4,502
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	$ 55	$ 3,946